Income Taxes (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Percent		35.00%	35.00%
Operating Loss Carryforwards	$ 2,901,083	$ 215,480
Valuation Allowances and Reserves, Period Increase (Decrease)	$ 947,599	$ 13,920